MAINLAND CHINA CONTRIBUTION PLAN	12 Months Ended
Dec. 31, 2017
MAINLAND CHINA CONTRIBUTION PLAN [Abstract]
MAINLAND CHINA CONTRIBUTION PLAN
18.	MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees' salaries. The total contribution for such employee benefits from continuing operations were $2,629, $1,548 and $1,263 and from discontinued operations were $2,855, $3,425 and nil for the years ended December 31, 2015, 2016 and 2017, respectively.